SHAREHOLDERS' EQUITY (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Balance as of January 1	144,477,962	154,501,629
Own shares held by the Group	(2,729,597)	(16,906,795)
Share based compensation	4,413,644	6,883,128
Issued and paid-in share capital as of December 31	146,162,009	144,477,962
Authorized share capital	500,000,000	500,000,000